CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Preference shares		Additional paid-in capital	Retained earnings	Retained earnings Ordinary shares	Cumulative foreign currency translation adjustments:	Unrealized (depreciation)/appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity, Including Portion Attributable to Noncontrolling Interest		$ 600,000	$ 753,500,000	[1]	$ 761,200,000	$ 1,382,500,000		$ (156,000,000.0)	$ 34,600,000	$ (1,600,000)
Net income/(loss) for the year	$ 51,100,000
Dividends							$ (40,000,000.0)
Dividends on preference shares	44,600,000
Change for the year, net of income taxes	(367,800,000)							(30,900,000)	(367,800,000)
Shares issued			0
Equity, Including Portion Attributable to Noncontrolling Interest	2,358,000,000	600,000	753,500,000	[1],[2]	761,200,000	1,349,000,000		(186,900,000)	(333,200,000)	13,800,000
Net change from current period hedged transactions										15,400,000
Total accumulated other comprehensive (loss)/income	(506,300,000)
Net income/(loss) for the year	534,700,000
Dividends							(40,300,000)
Dividends on preference shares	49,900,000
Change for the year, net of income taxes	105,600,000							14,400,000	105,600,000
Shares issued			0
Equity, Including Portion Attributable to Noncontrolling Interest	2,908,500,000	600,000	753,500,000	[1],[2]	761,200,000	1,793,500,000		(172,500,000)	(227,600,000)	(200,000)
Net change from current period hedged transactions										(14,000,000.0)
Total accumulated other comprehensive (loss)/income	(400,300,000)
Net income/(loss) for the year	486,100,000
Dividends	(54,948,800)						$ (195,000,000.0)
Dividends on preference shares	54,900,000
Change for the year, net of income taxes	29,400,000							(14,100,000)	29,400,000
Shares issued			217,000,000.0
Equity, Including Portion Attributable to Noncontrolling Interest	3,371,900,000	$ 600,000	$ 970,500,000	[2]	$ 761,200,000	$ 2,029,700,000		$ (186,600,000)	$ (198,200,000)	(5,300,000)
Net change from current period hedged transactions										$ (5,100,000)
Total accumulated other comprehensive (loss)/income	$ (390,100,000)

[1]	Preference shares of $1,000.0 million, less issuance costs of $29.5 million (December 31, 2023 and 2022 — $775.0 million and $21.5 million).
[2]	reference shares of $1,000.0 million, less issuance costs of $29.5 million (December 31, 2023 and 2022 — $775.0 million and $21.5 million).